Other financial assets and other non-current assets - Summary of the Composition And Movements of Loans Receivable (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Composition And Movements Of loans Receivable [Line Items]
Balance, Beginning	€ 5,147	€ 4,578
Collection of loans receivable	(265)	(454)
Issuance of loans receivable	2,270	2,687
Interest	275	268
Impairment	(5,889)	(1,698)
Others	230	(234)
Balance, Ending	1,768	5,147
Noncurrent Loans Non current [Member]
Detailed Information About Composition And Movements Of loans Receivable [Line Items]
Balance, Beginning	4,463	3,882
Collection of loans receivable		(454)
Issuance of loans receivable	2,122	2,687
Interest	251	66
Impairment	(5,889)	(1,496)
Others	254	(222)
Balance, Ending	1,201	4,463
Loans Current [Member]
Detailed Information About Composition And Movements Of loans Receivable [Line Items]
Balance, Beginning	684	696
Collection of loans receivable	(265)
Issuance of loans receivable	148
Interest	24	202
Impairment		(202)
Others	(24)	(12)
Balance, Ending	€ 567	€ 684